Lease arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee [Abstract]
Summary of Right of Use Assets

Right-of-use assets

	2020 £m	2019 £m
At start of year	264	263
Additions	25	62
Acquisitions	1	4
Remeasurement	12	29
Disposals	(1)	(3)
Depreciation	(77)	(82)
Exceptional costs in Exhibitions*	(11)	—
Exchange translation differences	3	(9)
At end of year	216	264

Summary of Lease Liability	Lease liability
	2020 £m	2019 £m
Current
Property	(88)	(87)
Non-property	(4)	(6)
Non-current
Property	(178)	(242)
Non-property	(5)	(7)
Total	(275)	(342)

Summary of Finance Lease Receivable

RELX subleases vacant space available within its leased properties. IFRS 16 specifies conditions whereby a sublease is classed as a finance lease for the sub-lessor. The finance lease receivable balance held is as follows:

	2020 £m	2019 £m
Net finance lease receivable	18	33